Expense Example, No Redemption - Load - Salient Tactical Growth Fund	May 01, 2021 USD ($)
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 254
Expense Example, No Redemption, 3 Years	781
Expense Example, No Redemption, 5 Years	1,335
Expense Example, No Redemption, 10 Years	2,842
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	763
Expense Example, No Redemption, 3 Years	1,155
Expense Example, No Redemption, 5 Years	1,571
Expense Example, No Redemption, 10 Years	$ 2,726